Prepayment (Details) - Jiangxi Xiangbai Agriculture And Forestry Development Company Ltd ¥ in Millions, $ in Millions	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 27, 2021 CNY (¥)	Sep. 27, 2021 USD ($)
Business Acquisition [Line Items]
Total consideration transferred			¥ 70	$ 10.9
Payments to acquire businesses	¥ 10	$ 1.6	¥ 60	$ 9.3